SHARE CAPITAL (Tables)	6 Months Ended
Oct. 31, 2015
Equity [Abstract]
Stock Options Outstanding
	Number Outstanding		Weighted Average Exercise Price

Balance outstanding at April 30 , 2015	5,135,000	CAD$	0.22
Granted	200,000	CAD$	0.25

Balance outstanding at October 31, 2015	5,335,000	CAD$	0.22
Balance exercisable at October 31, 2015	4,687,500	CAD$	0.23

Summary Of Stock Options Outstanding
Security	Number Outstanding	Exercise Price	Expiry Date	Remaining Contractual Life (years)

Stock options	(1)500,000	CAD$ 0.40	December 1, 2015	0.08
Stock options	1,300,000	CAD$ 0.10	July 30, 2018	2,75
Stock options	260,000	CAD$ 0.15	July 30, 2018	2.75
Stock options	300,000	CAD$ 0.25	July 30, 2018	2.75
Stock options	200,000	CAD$ 0.25	November 19, 2018	3.05
Stock options	150,000	CAD$ 0.25	January 8, 2019	3.19
Stock options	300,000	CAD$ 0.25	May 23, 2019	3.56
Stock options	150,000	CAD$ 0.25	December 16, 2017	2.13
Stock options	1,975,000	CAD$ 0.25	January 19, 2020	4.25
Stock options	200,000	CAD$ 0.25	August 4, 2020	4.76

Fair Values of Non-Employee Stock Options
	2015 $	2014 $

Fair value of non-employee options, beginning of the period	116,615	68,859
Fair value of non-employee options, at vesting	40,178	51,809
Change in fair value of non-employee stock options during the period	5,749	(28,247)

Fair value of non-employee options, end of the period	162,542	92,421

Weighted Average Assumptions of Non-Employee Stock Options
	October 31, 2015	April 30, 2015

Stock price (CAD$)	0.28	0.25
Exercise price (CAD$)	0.21	0.19
Risk-free interest rate (%)	1.18	1.23
Expected life (years)	3.50	3.82
Expected volatility (%)	101	101
Expected dividends ($)	Nil	Nil

Income Statement Share-based payments
	2015 $	2014 $

Management and consulting fees	35,653	62,617

	35,653	62,617

Summary Of Fully-Exercisable Share Purchase Warrants
	Number Outstanding		Weighted Average Exercise Price

Balance at April 30, 2015	24,555,595	CAD$	0.37
Issued	1,042,754	CAD$	0.25

Balance at October 31, 2015	25,598,349	CAD$	0.37

Summary Of Warrants Outstanding And Issuable
Security	Number Outstanding	Exercise Price	Expiry Date

Warrants	1,550,000	CAD$ 0.40	January 31, 2017
Warrants	200,000	CAD$ 0.25	January 31, 2016
Warrants	20,000,000	CAD$ 0.40	April 29, 2016
Warrants	667,520	CAD$ 0.14	December 1, 2016(1)
Warrants	122,142	CAD$ 0.14266	December 1, 2016(1)
Warrants	104,119	CAD$ 0.165	December 1, 2016(1)
Warrants	76,723	CAD$ 0.17	December 1, 2016(1)
Warrants	87,818	CAD$ 0.17223	December 1, 2016(1)
Warrants	111,762	CAD$ 0.185	December 1, 2016(1)
Warrants	132,208	CAD$ 0.217	December 1, 2016(1)
Warrants	62,002	CAD$ 0.222	December 1, 2016(1)
Warrants	58,181	CAD$ 0.225	December 1, 2016(1)
Warrants	165,326	CAD$ 0.23	December 1, 2016(1)
Warrants	51,202	CAD$ 0.25	December 1, 2016(1)
Warrants	92,357	CAD$ 0.276	December 1, 2016(1)
Warrants	200,091	CAD$ 0.28	December 1, 2016(1)
Warrants	45,439	CAD$ 0.29	December 1, 2016(1)
Warrants	96,261	CAD$ 0.292	December 1, 2016(1)
Warrants	52,459	CAD$ 0.305	December 1, 2016(1)
Warrants	730,848	CAD$ 0.22	December 31, 2018(1)
Warrants	242,545	CAD$ 0.23	December 31, 2018(1)
Warrants	194,344	CAD$ 0.24	December 31, 2018(1)
Warrants	37,203	CAD$ 0.245	December 31, 2018(1)
Warrants	192,206	CAD$ 0.259	December 31, 2018(1)
Warrants	126,843	CAD$ 0.265	December 31, 2018(1)
Warrants	198,750	CAD$ 0.272	December 31, 2018(1)